UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81121237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices)	(Zip code)

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	03/31

Date of reporting period:	12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Tributary Income Fund
Schedule of Investments
December 31, 2006
(Unaudited)

Government Agency Bonds - 24.40%	Principal
	Amount	Value
Federal Farm Credit Bank - 1.30%

FFCB, 6.000%, 03/07/2011	$ 200,000	$ 207,850

Federal Home Loan Mortgage Corporation - 8.50%

Freddie Mac, 5.250%, 11/05/2012	100,000	99,138
Federal Home Loan Mortgage, 5.250%, 04/18/2016	750,000	766,704
Freddie Mac, 5.850%, 01/15/2012	475,000	491,843
		1,357,685

Federal National Mortgage Association - 14.60%

Federal National Mortgage Association, 5.250%, 09/15/2016	1,000,000	1,020,004
Federal National Mortgage Association, 6.000%, 09/25/2014	1,000,000	998,874
Fannie Mae, 6.250%, 02/01/2011	300,000	312,922
		2,331,800

TOTAL GOVERNMENT AGENCY BONDS (Cost $3,886,314)		3,897,335

U.S. Treasury Notes - 71.98%

U.S. Treasury Note, 2.250%, 02/15/2007	1,250,000	1,245,799
U.S. Treasury Note, 2.625%, 03/15/2009	1,000,000	955,977
U.S. Treasury Note, 2.750%, 08/15/2007	1,000,000	986,407
U.S. Treasury Note, 3.375%, 12/15/2008	700,000	681,708
U.S. Treasury Note, 3.500%, 05/31/2007	1,000,000	994,180
U.S. Treasury Note, 3.625%, 06/30/2007	1,000,000	993,594
U.S. Treasury Note, 3.750%, 03/31/2007	500,000	498,516
U.S. Treasury Note, 3.750%, 05/15/2008	400,000	394,000
U.S. Treasury Note, 3.875%, 07/31/2007	1,000,000	993,672
U.S. Treasury Note, 4.000%, 09/30/2007	1,000,000	992,579
U.S. Treasury Note, 4.375%, 12/31/2007	250,000	248,545
U.S. Treasury Note, 6.125%, 08/15/2007	1,000,000	1,006,641
U.S. Treasury Note, 6.250%, 02/15/2007	1,000,000	1,001,202
U.S. Treasury Note, 6.625%, 05/15/2007	500,000	502,949

TOTAL U.S. TREASURY NOTES (Cost $11,479,542)		11,495,769

Money Market Securities - 0.60%
Huntington Money Market Fund, 4.441% (a)	96,468	96,468

TOTAL MONEY MARKET SECURITIES (Cost $96,468)		96,468

TOTAL INVESTMENTS (Cost $15,462,324) - 96.98%		$ 15,489,572

Other assets less liabilities - 3.02%		482,519

TOTAL NET ASSETS - 100.00%		$ 15,972,091

(a) Variable rate security; the money market rate shown represents the rate at December 31, 2006.

Tax Related
Unrealized appreciation	$ 33,364
Unrealized depreciation	(6,116)
Net unrealized appreciation	$ 27,248

Aggregate cost of securities for income tax purposes	$ 15,462,324

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Related Notes to the Schedule of Investments
December 31, 2006
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the

Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of December 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	3/1/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	3/1/07

By	/s/ Terry Gallagher
Terry Gallagher, Vice President and Interim Chief Financial Officer and Treasurer

Date	3/1/07